Operating Revenue (Schedule of Operating Revenue) (Detail) - USD ($) $ in Millions		3 Months Ended		6 Months Ended
		Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Public Utilities General Disclosures [Line Items]
Operating revenue from contracts with customers		$ 3,746	$ 2,945	$ 7,376	$ 6,269
Other revenues	[1]	224	143	452	285
Operating revenue	[2]	3,970	3,088	7,828	6,554
Regulated Electric Sales | Residential
Public Utilities General Disclosures [Line Items]
Operating revenue from contracts with customers		1,094	788	1,740	1,605
Regulated Electric Sales | Commercial
Public Utilities General Disclosures [Line Items]
Operating revenue from contracts with customers		889	636	1,385	1,160
Regulated Electric Sales | Industrial
Public Utilities General Disclosures [Line Items]
Operating revenue from contracts with customers		217	121	247	228
Regulated Electric Sales | Government and Other Retail
Public Utilities General Disclosures [Line Items]
Operating revenue from contracts with customers		214	210	414	423
Regulated Electric Sales | Wholesale
Public Utilities General Disclosures [Line Items]
Operating revenue from contracts with customers		41	23	89	65
Nonregulated Electric Sales
Public Utilities General Disclosures [Line Items]
Operating revenue from contracts with customers		175	282	491	700
Regulated Gas Sales | Residential
Public Utilities General Disclosures [Line Items]
Operating revenue from contracts with customers		177	116	779	480
Regulated Gas Sales | Commercial
Public Utilities General Disclosures [Line Items]
Operating revenue from contracts with customers		73	34	264	137
Regulated Gas Sales | Other
Public Utilities General Disclosures [Line Items]
Operating revenue from contracts with customers		25	1	63	11
Nonregulated Gas Sales
Public Utilities General Disclosures [Line Items]
Operating revenue from contracts with customers		71	9	318	97
Regulated Gas Transportation and Storage | FERC-regulated
Public Utilities General Disclosures [Line Items]
Operating revenue from contracts with customers		247	272	524	534
Regulated Gas Transportation and Storage | State-regulated
Public Utilities General Disclosures [Line Items]
Operating revenue from contracts with customers		166	144	379	334
Nonregulated gas transportation and storage
Public Utilities General Disclosures [Line Items]
Operating revenue from contracts with customers		174	124	348	124
Other Regulated Revenues
Public Utilities General Disclosures [Line Items]
Operating revenue from contracts with customers	[3]	82	44	126	94
Other Nonregulated Revenues
Public Utilities General Disclosures [Line Items]
Operating revenue from contracts with customers	[3],[4]	101	141	209	277
Virginia Electric and Power Company
Public Utilities General Disclosures [Line Items]
Operating revenue from contracts with customers		1,914	1,829	3,866	3,577
Other revenues	[1],[4]	24		37
Operating revenue		1,938	1,829	3,903	3,577
Virginia Electric and Power Company | Regulated Electric Sales | Residential
Public Utilities General Disclosures [Line Items]
Operating revenue from contracts with customers		808	788	1,731	1,605
Virginia Electric and Power Company | Regulated Electric Sales | Commercial
Public Utilities General Disclosures [Line Items]
Operating revenue from contracts with customers		681	636	1,317	1,160
Virginia Electric and Power Company | Regulated Electric Sales | Industrial
Public Utilities General Disclosures [Line Items]
Operating revenue from contracts with customers		118	121	230	228
Virginia Electric and Power Company | Regulated Electric Sales | Government and Other Retail
Public Utilities General Disclosures [Line Items]
Operating revenue from contracts with customers		197	210	401	423
Virginia Electric and Power Company | Regulated Electric Sales | Wholesale
Public Utilities General Disclosures [Line Items]
Operating revenue from contracts with customers		29	23	66	65
Virginia Electric and Power Company | Other Regulated Revenues
Public Utilities General Disclosures [Line Items]
Operating revenue from contracts with customers		62	33	88	65
Virginia Electric and Power Company | Other Nonregulated Revenues
Public Utilities General Disclosures [Line Items]
Operating revenue from contracts with customers	[4]	19	18	33	31
Dominion Energy Gas Holdings, LLC
Public Utilities General Disclosures [Line Items]
Operating revenue from contracts with customers		529	507	1,094	896
Other revenues		1	1	2	2
Operating revenue	[5]	530	508	1,096	898
Dominion Energy Gas Holdings, LLC | Regulated Gas Sales | Wholesale
Public Utilities General Disclosures [Line Items]
Operating revenue from contracts with customers				2	6
Dominion Energy Gas Holdings, LLC | Nonregulated Gas Sales
Public Utilities General Disclosures [Line Items]
Operating revenue from contracts with customers	[4]	1	1	3	3
Dominion Energy Gas Holdings, LLC | Regulated Gas Transportation and Storage
Public Utilities General Disclosures [Line Items]
Operating revenue from contracts with customers		306	303	646	616
Dominion Energy Gas Holdings, LLC | Nonregulated gas transportation and storage
Public Utilities General Disclosures [Line Items]
Operating revenue from contracts with customers		173	124	348	124
Dominion Energy Gas Holdings, LLC | Other Regulated Revenues
Public Utilities General Disclosures [Line Items]
Operating revenue from contracts with customers	[4]	3	6	6	14
Dominion Energy Gas Holdings, LLC | Other Nonregulated Revenues
Public Utilities General Disclosures [Line Items]
Operating revenue from contracts with customers	[3],[4]	1		1	1
Dominion Energy Gas Holdings, LLC | Management Service
Public Utilities General Disclosures [Line Items]
Operating revenue from contracts with customers	[4]	$ 45	$ 73	$ 88	$ 132

[1]	Amounts above include alternative revenue of $21 million and $35 million at Dominion Energy and $18 million and $26 million at Virginia Power for the three and six months ended June 30, 2019, respectively.
[2]	See Note 10 for amounts attributable to related parties.
[3]	Amounts above include $42 million and $2 million for the three months ended June 30, 2019, $33 million and $3 million for the three months ended June 30, 2018, $93 and $3 million for the six months ended June 30, 2019 and $63 million and $6 million for the six months ended June 30, 2018 primarily consisting of NGL sales at Dominion Energy and Dominion Energy Gas, respectively, which are considered to be goods transferred at a point in time.
[4]	See Notes 10 and 20 for amounts attributable to related parties and affiliates.
[5]	See Note 20 for amounts attributable to related parties.